16) Income tax and social contribution (Details Text) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax And Social Contribution Details Text [Abstract]
Exchange rate variation of assets and liabilities, derived from investments abroad	R$ 10,047,819	R$ 934,897	R$ 3,735,509
Deferred tax assets and deferred tax liabilities are offset in the consolidated statement of financial position	R$ 9,112,176	8,944,952
Increase in the social contribution rate from 15% to 20%
Effect of increase in the social contribution rate on banks' net income		R$ 6,403,185